Separate Accounts (Separate Account Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 118,609,218	$ 118,143,256
U.S. Treasury securities and obligations of U.S. government authorities and agencies
Fair Value, Separate Account Investment [Line Items]
Separate account assets	16,501	15,548
Obligations of U.S. states and their political subdivisions authorities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	146	115
U.S. corporate securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	57,197	24,458
Foreign corporate securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	5,399	3,158
Asset-backed securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	0	1,099
Mortgage-backed securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	156	82
Equity
Fair Value, Separate Account Investment [Line Items]
Separate account assets	74,323,288	73,226,610
Fixed Income
Fair Value, Separate Account Investment [Line Items]
Separate account assets	30,602,384	33,828,097
Other
Fair Value, Separate Account Investment [Line Items]
Separate account assets	5,363,232	4,431,975
Equity securities
Fair Value, Separate Account Investment [Line Items]
Separate account assets	285,502	126,792
Other invested assets
Fair Value, Separate Account Investment [Line Items]
Separate account assets	7,916,554	6,444,077
Short-term investments
Fair Value, Separate Account Investment [Line Items]
Separate account assets	2,690	2,559
Cash and cash equivalents
Fair Value, Separate Account Investment [Line Items]
Separate account assets	$ 36,169	$ 38,686